Related Party Transactions (Details) - Manager - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions
Management fees incurred shown under General and administrative expenses	$ 8,307	$ 8,428
Management commissions incurred shown under Voyage expenses	$ 2,518	$ 2,608